FUTURE ACCOUNTING DEVELOPMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
FUTURE ACCOUNTING DEVELOPMENTS
NOTE 46: FUTURE ACCOUNTING DEVELOPMENTS
The IASB has issued a number of minor amendments to IFRSs effective 1 January 2022 and in later years (including IFRS 9 Financial Instruments and IAS 37 Provisions, Contingent Liabilities and Contingent Assets). These amendments are not applicable for the year ended 31 December 2021 and have not been applied in preparing these financial statements. They are not expected to have a significant impact on the Group.